Earnout Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($) percent
Earnout Liability [Line Items]
Earn out payments	$ 7,200
Earn out payments on development	$ 1,500
Revenues earnout paid			$ 1,962
Remaining obligation amount
Measurement Input, Discount Rate [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input | percent			13.22
Measurement Input, Expected Term [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input			0.5